RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 12, 2022	Oct. 12, 2021	Oct. 12, 2021	Jan. 12, 2021	Apr. 12, 2022	Jun. 30, 2021	Oct. 12, 2021	Dec. 31, 2020	Jan. 14, 2021	Oct. 12, 2020	Aug. 01, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party						$ 61,894
Redemption Period Upon Closure		15 months						15 months
Maximum Allowed Dissolution Expenses					$ 1,000,000		$ 500,000
Purchase price, per unit		$ 0.10	$ 0.10	$ 10.00			$ 0.10			$ 10.00
Subsequent Event
Related Party Transaction [Line Items]
Price of warrant		$ 10.00	10.00				10.00
Redemption Period Upon Closure		15 months
Maximum Allowed Dissolution Expenses	$ 1,000,000	$ 1,000,000
Purchase price, per unit	$ 0.10	$ 0.10	$ 0.10	$ 10.00	$ 0.10		$ 0.10
Over-allotment option
Related Party Transaction [Line Items]
Maximum Allowed Dissolution Expenses					$ 1,150,000		$ 575,000
Purchase price, per unit									$ 10.00
Over-allotment option | Subsequent Event
Related Party Transaction [Line Items]
Maximum Allowed Dissolution Expenses	$ 1,150,000	$ 1,150,000	$ 575,000
Purchase price, per unit									$ 10.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note											$ 500,000
Outstanding balance of related party note						0		$ 61,894
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month				$ 10,000
Expenses incurred and paid						30,000
Administrative Support Agreement | Accounts payable and accrued expenses
Related Party Transaction [Line Items]
Expenses incurred and paid						60,000
Related Party Loans | Subsequent Event
Related Party Transaction [Line Items]
Maximum Allowed Dissolution Expenses		500,000
Related Party Loans | Over-allotment option | Subsequent Event
Related Party Transaction [Line Items]
Maximum Allowed Dissolution Expenses		$ 575,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant						$ 1,500,000		$ 1,500,000
Price of warrant						$ 10.00		$ 10.00